SCHEDULE OF REMUNERATION OF DIRECTORS (Details) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Bonus awarded			$ 150
G. Cerrone [member]
Disclosure of transactions between related parties [line items]
Bonus awarded	$ 150	$ 939	$ 300
Office of Research Administration [Member]
Disclosure of transactions between related parties [line items]
Bonus awarded		614
Global Private Placing [Member]
Disclosure of transactions between related parties [line items]
Bonus awarded		$ 320